Other Current Financial Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of Other Current Financial Liabilities [Abstract]
OTHER CURRENT FINANCIAL LIABILITIES

19. OTHER CURRENT FINANCIAL LIABILITIES

As at December 31,	2020	2019
Derivative liabilities (Note 27)	$12,581	$3,206
Security deposits	1,141	1,277
Satellite performance incentive payments	7,996	9,608
Interest payable(a)	12,046	20,563
Other	2,116	3,627
Other current financial liabilities	$35,880	$38,281

(a)	Interest payable included interest payable on indebtedness, satellite performance incentive payments, and other current financial liabilities.